General and Administrative Expenses	12 Months Ended
Mar. 31, 2025
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General and Administrative Expenses
35	GENERAL AND ADMINISTRATIVE EXPENSES
General and administrative expenses for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	$		$		$
	For the fiscal year ended March 31,
	2025		2024		2023

	(In millions)
Personnel expenses		¥1,128,120		¥1,028,875		¥922,452
Depreciation and amortization		292,363		276,534		262,702
Building and maintenance expenses		8,849		8,992		7,847
Supplies expenses		19,389		17,101		14,571
Communication expenses		32,853		31,650		31,182
Publicity and advertising expenses		203,347		172,807		143,500
Taxes and dues		115,639		100,428		84,020
Outsourcing expenses		124,878		144,994		123,293
Office equipment expenses		79,115		81,430		70,151
Others		417,179		366,890		305,699

Total general and administrative expenses		¥2,421,732		¥2,229,701		¥1,965,417